Statement of Additional Information
(SAI) Supplement
American Century Capital Portfolios, Inc. (SAI dated August 1, 2018)
American Century Capital Portfolios, Inc. (SAI dated March 1, 2018 as revised June 1, 2018)
American Century International Bond Funds (SAI dated March 1, 2018)
American Century Investment Trust (SAI dated August 1, 2018)
American Century Municipal Trust (SAI dated October 1, 2017)
American Century World Mutual Funds, Inc. (SAI dated April 1, 2018)

Supplement dated August 29, 2018

The advisor has determined to not offer T Class shares and, therefore, all references to T Class shares are hereby deleted.

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-94420 1808